UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2018

Item 1.

Reports to Stockholders

Fidelity® Mortgage Backed Securities Central Fund Semi-Annual Report February 28, 2018

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2018

% of fund's investments
Zero coupon bonds	0.1
1 - 1.99%	2.4
2 - 2.99%	4.2
3 - 3.99%	54.1
4 - 4.99%	22.0
5 - 5.99%	5.0
6 - 6.99%	1.7
7% and above	0.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2018*
U.S. Government and U.S. Government Agency Obligations	115.1%
Asset-Backed Securities	0.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(15.3)%

 * Futures and Swaps - 1.4%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 103.5%
	Principal Amount	Value
Fannie Mae - 56.5%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (a)(b)	103,902	107,573
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (a)(b)	48,010	49,714
12 month U.S. LIBOR + 1.495% 3.19% 1/1/35 (a)(b)	165,302	170,830
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (a)(b)	29,343	30,433
12 month U.S. LIBOR + 1.553% 3.326% 6/1/36 (a)(b)	208,147	216,555
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (a)(b)	45,060	46,813
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	214,349	225,034
12 month U.S. LIBOR + 1.617% 3.327% 3/1/33 (a)(b)	112,447	116,650
12 month U.S. LIBOR + 1.641% 3.366% 9/1/36 (a)(b)	86,353	89,925
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	58,433	60,752
12 month U.S. LIBOR + 1.645% 3.395% 6/1/47 (a)(b)	90,990	93,622
12 month U.S. LIBOR + 1.718% 3.429% 5/1/35 (a)(b)	266,803	277,819
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (a)(b)	370,587	381,594
12 month U.S. LIBOR + 1.728% 3.445% 11/1/36 (a)(b)	87,043	91,731
12 month U.S. LIBOR + 1.730% 2.785% 7/1/43 (a)(b)	7,204,969	7,434,562
12 month U.S. LIBOR + 1.741% 3.477% 3/1/40 (a)(b)	421,569	434,178
12 month U.S. LIBOR + 1.745% 3.448% 7/1/35 (a)(b)	107,030	110,058
12 month U.S. LIBOR + 1.750% 3.008% 8/1/41 (a)(b)	961,715	1,002,429
12 month U.S. LIBOR + 1.800% 2.747% 1/1/42 (a)(b)	956,718	993,103
12 month U.S. LIBOR + 1.800% 3.573% 7/1/41 (a)(b)	330,847	348,711
12 month U.S. LIBOR + 1.810% 3.56% 12/1/39 (a)(b)	186,573	192,432
12 month U.S. LIBOR + 1.812% 3.562% 12/1/40 (a)(b)	9,084,645	9,504,529
12 month U.S. LIBOR + 1.818% 2.689% 2/1/42 (a)(b)	1,402,239	1,453,508
12 month U.S. LIBOR + 1.818% 3.016% 9/1/41 (a)(b)	190,347	196,207
12 month U.S. LIBOR + 1.818% 3.266% 7/1/41 (a)(b)	253,573	266,172
12 month U.S. LIBOR + 1.825% 3.52% 2/1/35 (a)(b)	1,188,243	1,243,964
12 month U.S. LIBOR + 1.830% 3.337% 10/1/41 (a)(b)	176,203	185,400
12 month U.S. LIBOR + 1.851% 3.518% 5/1/36 (a)(b)	124,919	129,072
12 month U.S. LIBOR + 1.900% 3.745% 7/1/37 (a)(b)	250,909	264,765
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (a)(b)	2,299	2,375
6 month U.S. LIBOR + 1.475% 2.975% 10/1/33 (a)(b)	2,162	2,211
6 month U.S. LIBOR + 1.505% 3.031% 1/1/35 (a)(b)	313,462	321,902
6 month U.S. LIBOR + 1.510% 3.043% 2/1/33 (a)(b)	1,367	1,402
6 month U.S. LIBOR + 1.535% 2.938% 12/1/34 (a)(b)	55,652	57,184
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (a)(b)	27,640	28,412
6 month U.S. LIBOR + 1.556% 3.046% 10/1/33 (a)(b)	21,105	21,716
6 month U.S. LIBOR + 1.565% 2.999% 7/1/35 (a)(b)	25,309	25,791
6 month U.S. LIBOR + 1.740% 3.316% 12/1/34 (a)(b)	6,571	6,854
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (a)(b)	45,824	47,898
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (a)(b)	65,973	69,649
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.417% 6/1/36 (a)(b)	360,599	380,867
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.54% 10/1/33 (a)(b)	119,591	125,379
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.537% 7/1/34 (a)(b)	265,158	281,025
2.5% 11/1/27 to 8/1/43	24,532,181	23,165,649
3% 8/1/25 to 7/1/47	780,468,260	763,102,649
3% 3/1/33 (c)	20,000,000	19,913,400
3% 3/1/33 (c)	1,300,000	1,294,371
3% 3/1/33 (c)	18,700,000	18,619,029
3% 3/1/33 (c)	11,050,000	11,002,154
3% 3/1/33 (c)	31,350,000	31,214,255
3% 3/1/33 (c)	57,450,000	57,201,242
3% 3/1/33 (c)	126,000,000	125,454,420
3% 3/1/48 (c)	164,500,000	159,406,422
3% 3/1/48 (c)	81,000,000	78,491,916
3.25% 12/1/41	47,586	47,237
3.4% 7/1/42 to 9/1/42	1,213,833	1,217,058
3.5% 3/1/26 to 10/1/56	1,020,026,410	1,024,067,632
3.5% 3/1/48 (c)	98,100,000	97,920,683
3.5% 3/1/48 (c)	1,650,000	1,646,984
3.5% 3/1/48 (c)	42,600,000	42,522,131
3.5% 3/1/48 (c)	42,700,000	42,621,949
3.5% 3/1/48 (c)	12,000,000	11,978,065
3.525% 5/1/42	26,137	26,503
3.65% 5/1/42 to 8/1/42	740,268	752,614
3.9% 4/1/42	152,538	157,468
4% 9/1/24 to 10/1/47	458,161,603	472,847,129
4% 3/1/48 (c)	5,100,000	5,224,313
4% 3/1/48 (c)	49,500,000	50,706,563
4% 3/1/48 (c)	49,650,000	50,860,219
4% 3/1/48 (c)	49,500,000	50,706,563
4% 3/1/48 (c)	63,650,000	65,201,469
4% 3/1/48 (c)	61,250,000	62,742,969
4% 4/1/48 (c)	278,650,000	284,984,941
4.025% 5/1/42 to 8/1/42	239,767	247,958
4.25% 11/1/41	229,031	239,293
4.5% 11/1/19 to 8/1/56	144,505,448	152,645,595
5% 3/1/18 to 8/1/56	134,562,365	145,060,293
5.255% 8/1/41	3,319,432	3,543,417
5.5% 3/1/18 to 5/1/44	80,983,804	89,073,185
6% 7/1/19 to 1/1/42	33,714,602	37,364,247
6.309% 2/1/39	5,474,683	5,931,531
6.5% 4/1/18 to 8/1/39	30,001,888	33,527,032
7% 9/1/21 to 7/1/37	2,022,259	2,275,316
7.5% 12/1/22 to 2/1/32	899,299	1,019,706
8% 7/1/29 to 3/1/37	21,664	25,484
8.5% 12/1/19 to 8/1/23	461	498
9.5% 6/1/18 to 2/1/25	3,571	3,668
		4,053,146,020
Freddie Mac - 21.8%
12 month U.S. LIBOR + 1.325% 3.075% 1/1/36 (a)(b)	92,027	94,396
12 month U.S. LIBOR + 1.325% 3.075% 3/1/37 (a)(b)	29,264	30,017
12 month U.S. LIBOR + 1.375% 3.117% 3/1/36 (a)(b)	242,097	248,947
12 month U.S. LIBOR + 1.500% 3.208% 3/1/36 (a)(b)	202,765	207,144
12 month U.S. LIBOR + 1.515% 3.265% 11/1/35 (a)(b)	73,759	75,279
12 month U.S. LIBOR + 1.750% 3.25% 7/1/41 (a)(b)	1,319,353	1,383,265
12 month U.S. LIBOR + 1.750% 3.497% 12/1/40 (a)(b)	4,739,017	4,928,510
12 month U.S. LIBOR + 1.754% 3.067% 9/1/41 (a)(b)	1,776,555	1,858,980
12 month U.S. LIBOR + 1.793% 3.543% 4/1/37 (a)(b)	64,251	67,159
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (a)(b)	144,344	151,493
12 month U.S. LIBOR + 1.874% 3.634% 10/1/42 (a)(b)	808,911	845,856
12 month U.S. LIBOR + 1.877% 3.213% 4/1/41 (a)(b)	168,389	174,045
12 month U.S. LIBOR + 1.880% 3.206% 9/1/41 (a)(b)	199,862	205,804
12 month U.S. LIBOR + 1.910% 3.278% 6/1/41 (a)(b)	204,515	214,772
12 month U.S. LIBOR + 1.910% 3.417% 5/1/41 (a)(b)	203,714	214,850
12 month U.S. LIBOR + 1.910% 3.579% 5/1/41 (a)(b)	276,109	290,532
12 month U.S. LIBOR + 1.910% 3.677% 6/1/41 (a)(b)	254,315	267,467
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (a)(b)	36,645	38,505
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (a)(b)	196,999	206,311
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	101,996	107,734
12 month U.S. LIBOR + 2.197% 3.771% 3/1/33 (a)(b)	3,196	3,345
12 month U.S. LIBOR + 2.200% 3.95% 12/1/36 (a)(b)	198,675	210,031
6 month U.S. LIBOR + 1.125% 2.7% 8/1/37 (a)(b)	60,451	61,034
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (a)(b)	65,221	66,567
6 month U.S. LIBOR + 1.608% 3.08% 12/1/35 (a)(b)	92,565	94,248
6 month U.S. LIBOR + 1.647% 3.221% 2/1/37 (a)(b)	244,746	252,615
6 month U.S. LIBOR + 1.675% 3.175% 6/1/37 (a)(b)	50,556	52,282
6 month U.S. LIBOR + 1.720% 3.15% 8/1/37 (a)(b)	93,488	96,766
6 month U.S. LIBOR + 1.746% 3.092% 5/1/37 (a)(b)	46,606	48,042
6 month U.S. LIBOR + 1.932% 3.297% 10/1/36 (a)(b)	319,842	327,842
6 month U.S. LIBOR + 1.976% 3.448% 10/1/35 (a)(b)	209,775	218,381
6 month U.S. LIBOR + 2.010% 3.51% 6/1/37 (a)(b)	42,346	44,256
6 month U.S. LIBOR + 2.040% 3.629% 6/1/37 (a)(b)	107,337	110,545
6 month U.S. LIBOR + 2.066% 3.544% 6/1/37 (a)(b)	70,124	73,448
6 month U.S. LIBOR + 2.755% 4.273% 10/1/35 (a)(b)	307,789	326,583
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.913% 6/1/33 (a)(b)	286,757	297,945
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.206% 6/1/33(a)(b)	698,185	735,601
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.504% 3/1/35 (a)(b)	1,237,344	1,309,330
2.5% 7/1/31	9,674,041	9,467,407
3% 10/1/28 to 12/1/46	447,562,272	438,500,379
3.5% 6/1/27 to 3/1/48 (d)(e)	559,920,571	564,948,815
3.5% 8/1/47	43,300,141	43,329,243
4% 6/1/33 to 6/1/47	314,653,075	324,949,196
4% 3/1/48 (c)	3,000,000	3,073,711
4% 4/1/48 (c)	3,000,000	3,068,672
4.5% 6/1/25 to 5/1/45	72,746,402	76,943,715
5% 3/1/19 to 7/1/41	40,846,140	44,350,235
5.5% 5/1/18 to 6/1/41	18,927,457	20,771,519
6% 2/1/19 to 12/1/37	3,983,490	4,436,401
6.5% 7/1/21 to 9/1/39	6,971,225	7,780,409
7% 6/1/21 to 9/1/36	1,857,854	2,099,717
7.5% 6/1/26 to 6/1/32	39,915	45,580
8% 7/1/24 to 1/1/37	59,274	68,651
8.5% 9/1/19 to 9/1/29	48,234	54,555
9% 10/1/20	27	28
9.5% 5/1/21 to 7/1/21	88	91
10% 2/1/20 to 11/1/20	68	71
11% 7/1/19 to 9/1/20	17	17
		1,559,828,339
Ginnie Mae - 25.2%
3.5% 11/15/40 to 2/20/48 (d)	696,417,654	702,643,712
4% 2/15/39 to 7/20/47	299,217,991	309,457,521
4.5% 6/20/33 to 8/15/41	120,054,469	126,416,709
5% 12/15/32 to 9/15/41	32,875,997	35,690,527
5.5% 6/15/33 to 9/15/39	3,924,346	4,339,953
6% 10/15/30 to 5/15/40	5,026,204	5,737,130
7% 10/15/22 to 3/15/33	1,920,120	2,196,324
7.5% 11/15/21 to 9/15/31	837,434	941,573
8% 11/15/21 to 11/15/29	264,164	294,468
8.5% 10/15/21 to 1/15/31	49,943	57,500
9% 9/15/19 to 1/15/23	1,122	1,187
9.5% 12/15/20 to 3/15/23	434	461
3% 5/15/42 to 3/20/47	461,647,868	452,433,873
3% 3/1/48 (c)	75,000,000	73,334,378
3.5% 3/1/48 (c)	50,000,000	50,286,885
3.5% 3/1/48 (c)	44,650,000	44,906,188
6.5% 3/20/31 to 6/15/37	571,117	647,869
11% 9/20/19	383	399
		1,809,386,657
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,588,945,045)		7,422,361,016

Asset-Backed Securities - 0.2%
Navient Student Loan Trust:	$	$
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 2.2207% 7/26/66 (a)(b)(f)	4,550,000	4,578,631
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.8607% 9/27/66 (a)(b)(f)	13,477,102	13,477,117
TOTAL ASSET-BACKED SECURITIES
(Cost $18,058,752)		18,055,748

Collateralized Mortgage Obligations - 9.9%
U.S. Government Agency - 9.9%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.4207% 2/25/32 (a)(b)	36,505	37,112
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.59% 3/18/32 (a)(b)	64,573	65,770
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.6207% 4/25/32 (a)(b)	78,919	80,623
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.6207% 10/25/32 (a)(b)	103,117	105,314
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.3707% 1/25/32 (a)(b)	36,584	37,164
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.4793% 12/25/33 (a)(g)(h)	1,205,124	255,724
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.0593% 11/25/36 (a)(g)(h)	912,597	143,300
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	41,180	43,364
Series 1993-207 Class H, 6.5% 11/25/23	593,055	633,977
Series 1996-28 Class PK, 6.5% 7/25/25	194,168	208,120
Series 1999-17 Class PG, 6% 4/25/29	569,444	615,433
Series 1999-32 Class PL, 6% 7/25/29	526,063	569,171
Series 1999-33 Class PK, 6% 7/25/29	393,933	426,710
Series 2001-52 Class YZ, 6.5% 10/25/31	46,327	51,759
Series 2003-28 Class KG, 5.5% 4/25/23	336,302	351,751
Series 2005-102 Class CO 11/25/35 (i)	300,072	263,080
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 13.3362% 8/25/35 (a)(h)	100,732	117,489
Series 2005-81 Class PC, 5.5% 9/25/35	728,008	776,527
Series 2006-12 Class BO 10/25/35 (i)	1,346,940	1,181,980
Series 2006-37 Class OW 5/25/36 (i)	127,066	107,453
Series 2006-45 Class OP 6/25/36 (i)	410,787	348,398
Series 2006-62 Class KP 4/25/36 (i)	647,563	549,401
Series 2012-149:
Class DA, 1.75% 1/25/43	2,101,490	2,009,772
Class GA, 1.75% 6/25/42	2,069,518	1,975,440
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	119,852	134,576
Series 1999-25 Class Z, 6% 6/25/29	413,001	449,794
Series 2001-20 Class Z, 6% 5/25/31	603,585	658,529
Series 2001-31 Class ZC, 6.5% 7/25/31	307,664	340,706
Series 2002-16 Class ZD, 6.5% 4/25/32	161,801	180,880
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.9293% 11/25/32 (a)(g)(h)	788,087	106,864
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,505,297
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	1,901,574	194,090
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.0193% 12/25/36 (a)(g)(h)	579,619	105,360
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 4.8193% 5/25/37 (a)(g)(h)	353,200	55,406
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 15.2156% 9/25/23 (a)(h)	25,534	29,915
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.4793% 3/25/33 (a)(g)(h)	85,869	15,274
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 5.8793% 5/25/18 (a)(g)(h)	604	3
Series 2005-72 Class ZC, 5.5% 8/25/35	4,463,609	4,764,919
Series 2005-79 Class ZC, 5.9% 9/25/35	2,106,700	2,341,348
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 30.8958% 6/25/37 (a)(h)	293,414	534,065
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (a)(h)	440,699	792,760
Class SB, 39.600% - 1 month U.S. LIBOR 29.8758% 7/25/37 (a)(h)	183,025	295,171
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 4.7293% 3/25/38 (a)(g)(h)	2,353,698	338,343
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.6293% 3/25/24 (a)(g)(h)	36	0
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	11,036	274
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	122,492	4,277
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	168,165	5,425
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 4.7393% 6/25/21 (a)(g)(h)	92,074	2,137
Series 2010-12 Class AI, 5% 12/25/18 (g)	61,137	296
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.4293% 12/25/40 (a)(g)(h)	2,187,446	290,978
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	1,970,102	201,019
Series 2010-150 Class ZC, 4.75% 1/25/41	7,839,498	8,387,597
Series 2010-17 Class DI, 4.5% 6/25/21 (g)	70,055	1,744
Series 2010-23:
Class AI, 5% 12/25/18 (g)	14,892	109
Class HI, 4.5% 10/25/18 (g)	34,210	270
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	72,829	491
Series 2010-95 Class ZC, 5% 9/25/40	15,846,834	17,157,637
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	489,817	23,123
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 4.9893% 4/25/41 (a)(g)(h)	4,854,104	675,120
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 4.9293% 11/25/41 (a)(g)(h)	4,957,231	771,794
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 4.9793% 8/25/39 (a)(g)(h)	4,144,471	512,477
Series 2011-39 Class ZA, 6% 11/25/32	1,584,381	1,750,308
Series 2011-4 Class PZ, 5% 2/25/41	3,148,255	3,506,025
Series 2011-67 Class AI, 4% 7/25/26 (g)	616,098	56,675
Series 2011-83 Class DI, 6% 9/25/26 (g)	804,048	71,184
Series 2012-100 Class WI, 3% 9/25/27 (g)	7,546,017	719,683
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.0293% 12/25/30 (a)(g)(h)	2,711,215	319,335
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 4.8293% 5/25/42 (a)(g)(h)	10,366,304	1,876,362
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.9293% 6/25/41 (a)(g)(h)	3,859,998	526,015
Series 2013-133 Class IB, 3% 4/25/32 (g)	5,237,360	500,798
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.4293% 1/25/44 (a)(g)(h)	2,350,552	355,981
Series 2013-51 Class GI, 3% 10/25/32 (g)	1,729,465	173,735
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.0993% 6/25/35 (a)(g)(h)	1,888,019	301,127
Series 2015-42:
Class IL, 6% 6/25/45 (g)	10,474,073	2,509,596
Class LS, 6.200% - 1 month U.S. LIBOR 4.5793% 6/25/45 (a)(g)(h)	10,233,889	1,384,912
Series 2015-70 Class JC, 3% 10/25/45	11,333,380	11,268,627
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.4793% 5/25/39 (a)(g)(h)	20,664,022	2,983,980
Series 2017-30 Class AI, 5.5% 5/25/47	5,086,309	1,189,788
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (g)	464	2
Class 5, 5.5% 7/25/33 (g)	335,717	73,952
Series 343 Class 16, 5.5% 5/25/34 (g)	289,266	51,506
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	207,393	47,768
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	131,602	25,699
Class 13, 6% 3/25/34 (g)	180,162	35,352
Series 359 Class 19, 6% 7/25/35 (a)(g)	111,418	20,971
Series 384 Class 6, 5% 7/25/37 (g)	1,436,418	283,087
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.3875% 1/15/32 (a)(b)	29,223	29,707
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (a)(b)	39,644	40,402
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.5875% 3/15/32 (a)(b)	42,644	43,533
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.4875% 6/15/31 (a)(b)	75,723	77,093
Class FG, 1 month U.S. LIBOR + 0.900% 2.4875% 3/15/32 (a)(b)	23,077	23,509
Series 3346 Class FA, 1 month U.S. LIBOR + 0.230% 1.8175% 2/15/19 (a)(b)	385	385
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.8375% 5/15/37 (a)(b)	1,694,424	1,692,217
planned amortization class:
Series 2006-15 Class OP 3/25/36 (i)	1,208,607	1,026,681
Series 2095 Class PE, 6% 11/15/28	629,404	682,410
Series 2101 Class PD, 6% 11/15/28	56,706	60,019
Series 2121 Class MG, 6% 2/15/29	259,047	280,877
Series 2131 Class BG, 6% 3/15/29	1,766,327	1,918,071
Series 2137 Class PG, 6% 3/15/29	281,172	303,338
Series 2154 Class PT, 6% 5/15/29	448,393	487,141
Series 2162 Class PH, 6% 6/15/29	105,814	113,473
Series 2520 Class BE, 6% 11/15/32	581,931	643,237
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.0125% 3/15/23 (a)(g)(h)	27,196	1,765
Series 2693 Class MD, 5.5% 10/15/33	1,591,541	1,734,113
Series 2802 Class OB, 6% 5/15/34	977,113	1,047,502
Series 2937 Class KC, 4.5% 2/15/20	410,171	413,386
Series 2962 Class BE, 4.5% 4/15/20	682,712	692,899
Series 3002 Class NE, 5% 7/15/35	1,604,516	1,699,167
Series 3110 Class OP 9/15/35 (i)	747,000	672,086
Series 3119 Class PO 2/15/36 (i)	1,413,726	1,196,692
Series 3121 Class KO 3/15/36 (i)	248,994	212,632
Series 3123 Class LO 3/15/36 (i)	780,653	662,993
Series 3145 Class GO 4/15/36 (i)	756,660	643,470
Series 3189 Class PD, 6% 7/15/36	1,453,253	1,617,910
Series 3225 Class EO 10/15/36 (i)	443,687	376,396
Series 3258 Class PM, 5.5% 12/15/36	739,266	790,802
Series 3415 Class PC, 5% 12/15/37	563,531	599,687
Series 3786 Class HI, 4% 3/15/38 (g)	1,845,209	149,988
Series 3806 Class UP, 4.5% 2/15/41	4,376,439	4,541,194
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,608,528
Series 4135 Class AB, 1.75% 6/15/42	1,546,972	1,477,984
sequential payer:
Series 2135 Class JE, 6% 3/15/29	129,276	140,438
Series 2274 Class ZM, 6.5% 1/15/31	148,198	163,791
Series 2281 Class ZB, 6% 3/15/30	350,618	370,332
Series 2303 Class ZV, 6% 4/15/31	146,500	159,479
Series 2357 Class ZB, 6.5% 9/15/31	1,084,494	1,212,227
Series 2502 Class ZC, 6% 9/15/32	295,903	325,943
Series 2519 Class ZD, 5.5% 11/15/32	475,073	499,359
Series 2546 Class MJ, 5.5% 3/15/23	206,596	213,952
Series 2601 Class TB, 5.5% 4/15/23	98,746	103,723
Series 2998 Class LY, 5.5% 7/15/25	300,178	316,964
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,123,508
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.0125% 2/15/36 (a)(g)(h)	516,177	88,492
Series 2013-4281 Class AI, 4% 12/15/28 (g)	6,184,106	525,573
Series 2017-4683 Class LM, 3% 5/15/47	12,694,567	12,646,655
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 36.4813% 8/15/24 (a)(h)	11,483	15,500
Class SD, 86.400% - 1 month U.S. LIBOR 65.8125% 8/15/24 (a)(h)	16,894	28,130
Series 2933 Class ZM, 5.75% 2/15/35	4,292,213	4,844,318
Series 2935 Class ZK, 5.5% 2/15/35	5,464,903	5,973,946
Series 2947 Class XZ, 6% 3/15/35	1,928,250	2,099,655
Series 2996 Class ZD, 5.5% 6/15/35	3,434,461	3,814,927
Series 3055 Class CS, 6.590% - 1 month U.S. LIBOR 5.0025% 10/15/35 (a)(g)(h)	729,016	120,922
Series 3237 Class C, 5.5% 11/15/36	5,185,262	5,686,806
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.0725% 11/15/36 (a)(g)(h)	1,744,564	285,509
Series 3284 Class CI, 6.120% - 1 month U.S. LIBOR 4.5325% 3/15/37 (a)(g)(h)	4,101,275	619,089
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.1625% 3/15/37 (a)(g)(h)	2,585,200	450,508
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.1725% 4/15/37 (a)(g)(h)	3,943,702	705,685
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.9925% 6/15/37 (a)(g)(h)	1,249,842	186,157
Series 3772 Class BI, 4.5% 10/15/18 (g)	114,819	899
Series 3949 Class MK, 4.5% 10/15/34	1,144,575	1,192,808
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.3625% 9/15/41 (a)(g)(h)	4,629,666	622,477
Series 4055 Class BI, 3.5% 5/15/31 (g)	5,040,270	553,105
Series 4149 Class IO, 3% 1/15/33 (g)	751,118	95,604
Series 4314 Class AI, 5% 3/15/34 (g)	1,850,921	194,238
Series 4427 Class LI, 3.5% 2/15/34 (g)	8,309,451	1,117,568
Series 4471 Class PA 4% 12/15/40	13,240,850	13,558,843
target amortization class Series 2156 Class TC, 6.25% 5/15/29	332,236	352,803
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.4875% 2/15/24 (a)(b)	133,666	135,093
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	227,598	246,868
Series 2056 Class Z, 6% 5/15/28	499,590	541,275
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	12,782,030	13,229,608
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.1019% 6/16/37 (a)(g)(h)	766,044	134,318
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.1138% 3/20/60 (a)(b)(j)	9,881,310	9,913,474
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 7/20/60 (a)(b)(j)	1,130,218	1,127,140
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.6794% 9/20/60 (a)(b)(j)	1,366,910	1,362,293
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.6794% 8/20/60 (a)(b)(j)	1,559,475	1,554,144
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.7594% 12/20/60 (a)(b)(j)	2,790,423	2,787,223
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 12/20/60 (a)(b)(j)	4,352,631	4,361,468
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.0618% 2/20/61 (a)(b)(j)	8,759,758	8,774,414
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.0518% 2/20/61 (a)(b)(j)	11,500,916	11,517,774
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.8794% 4/20/61 (a)(b)(j)	3,845,661	3,853,564
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (a)(b)(j)	4,639,711	4,650,921
Class FC, 1 month U.S. LIBOR + 0.500% 1.8794% 5/20/61 (a)(b)(j)	4,222,167	4,231,426
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.9094% 6/20/61 (a)(b)(j)	5,374,324	5,388,595
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.9294% 9/20/61 (a)(b)(j)	12,082,334	12,126,783
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.9794% 10/20/61 (a)(b)(j)	6,046,878	6,074,934
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 11/20/61 (a)(b)(j)	5,170,392	5,210,072
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.0794% 1/20/62 (a)(b)(j)	3,438,954	3,464,157
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 1/20/62 (a)(b)(j)	4,954,270	4,982,407
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.0094% 3/20/62 (a)(b)(j)	3,062,891	3,079,652
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.0294% 5/20/61 (a)(b)(j)	3,353,431	3,359,933
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.8994% 10/20/62 (a)(b)(j)	169,003	169,465
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.9094% 7/20/60 (a)(b)(j)	8,033,932	8,051,772
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.7394% 3/20/63 (a)(b)(j)	198,881	198,530
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.1618% 1/20/64 (a)(b)(j)	4,985,992	5,009,226
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.1618% 12/20/63 (a)(b)(j)	13,408,590	13,480,524
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.0618% 6/20/64 (a)(b)(j)	4,167,209	4,176,809
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.8618% 3/20/65 (a)(b)(j)	6,354,592	6,355,481
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.8418% 5/20/63 (a)(b)(j)	5,467,265	5,468,564
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.7618% 4/20/63 (a)(b)(j)	8,781,891	8,778,817
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.9618% 12/20/62 (a)(b)(j)	16,351,676	16,367,840
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	636,811	696,050
Series 1997-8 Class PE, 7.5% 5/16/27	274,294	311,024
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 6.8776% 12/20/40 (a)(h)	7,292,000	7,534,343
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	1,295,112	154,993
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,451,726	2,623,705
Series 2010-160 Class DY, 4% 12/20/40	21,760,082	22,496,219
Series 2010-170 Class B, 4% 12/20/40	4,907,245	5,073,213
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 2.0618% 9/20/62 (a)(b)(j)	35,290,316	35,387,410
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 2.2118% 11/20/65 (a)(b)(j)	5,844,634	5,864,255
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.9119% 5/16/34 (a)(g)(h)	416,286	62,502
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.6119% 8/17/34 (a)(g)(h)	503,189	94,821
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 30.6712% 6/16/37 (a)(h)	30,806	50,968
Series 2010-116 Class QB, 4% 9/16/40	1,543,759	1,593,732
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.3619% 2/16/40 (a)(g)(h)	3,232,648	403,432
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.8938% 5/20/60 (a)(b)(j)	3,658,349	3,648,684
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.5388% 7/20/41 (a)(g)(h)	2,043,316	305,094
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.1119% 6/16/42 (a)(g)(h)	1,599,839	253,722
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.5851% 4/20/39 (a)(h)	3,493,119	3,579,405
Class ST, 8.800% - 1 month U.S. LIBOR 6.7184% 8/20/39 (a)(h)	9,697,102	10,049,917
Series 2013-149 Class MA, 2.5% 5/20/40	26,500,982	25,848,457
Series 2014-2 Class BA, 3% 1/20/44	34,633,032	34,222,561
Series 2014-21 Class HA, 3% 2/20/44	15,847,408	15,677,432
Series 2014-25 Class HC, 3% 2/20/44	22,405,028	22,088,904
Series 2014-5 Class A, 3% 1/20/44	21,022,336	20,774,863
Series 2015-H13 Class HA, 2.5% 8/20/64 (j)	40,114,905	39,997,974
Series 2015-H17:
Class GZ, 4.4104% 5/20/65 (a)(j)	801,718	820,047
Class HA, 2.5% 5/20/65 (j)	18,635,565	18,579,081
Series 2015-H21 Class HA, 2.5% 6/20/63 (j)	883,842	881,875
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (a)(b)(j)	34,008,363	34,197,079
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.11% 8/20/66 (a)(b)(j)	34,735,801	34,827,924
		711,100,838
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $721,007,418)		711,100,838

Commercial Mortgage Securities - 1.7%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	69,585,100	66,812,419
Freddie Mac floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.7997% 7/25/20 (a)(b)	17,300,000	17,316,352
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.7797% 10/25/19 (a)(b)	34,700,000	34,717,104
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $121,585,100)		118,845,875
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.41% (k)
(Cost $77,511,754)	77,496,255	77,511,754
TOTAL INVESTMENT IN SECURITIES - 116.4%
(Cost $8,527,108,069)		8,347,875,231
NET OTHER ASSETS (LIABILITIES) - (16.4)%		(1,175,427,898)
NET ASSETS - 100%		$7,172,447,333

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 3/1/33	$(51,250,000)	$(51,028,088)
3% 3/1/33	(51,400,000)	(51,177,438)
3% 3/1/33	(51,250,000)	(51,028,088)
3% 3/1/33	(67,450,000)	(67,157,942)
3% 3/1/33	(31,850,000)	(31,712,090)
3% 3/1/33	(31,850,000)	(31,712,090)
3% 3/1/48	(9,000,000)	(8,721,324)
3% 3/1/48	(15,000,000)	(14,535,540)
3% 3/1/48	(64,200,000)	(62,212,111)
3.5% 3/1/48	(98,100,000)	(97,920,680)
3.5% 3/1/48	(36,600,000)	(36,533,099)
4% 3/1/48	(278,650,000)	(285,442,094)

TOTAL FANNIE MAE		(789,180,584)

Freddie Mac
4% 3/1/48	(3,000,000)	(3,073,711)
TOTAL TBA SALE COMMITMENTS
(Proceeds $792,127,497)		$(792,254,295)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	239	June 2018	$27,229,195	$(95,707)	$(95,707)
Sold
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	69	June 2018	14,660,344	24,662	24,662
CBOT Long Term U.S. Treasury Bond Contracts (United States)	163	June 2018	23,380,313	(74,211)	(74,211)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	712	June 2018	91,180,500	(279,627)	(279,627)
TOTAL SOLD					(329,176)
TOTAL FUTURES CONTRACTS					$(424,883)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 1.8%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $226,665,361.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,376,554.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $2,491,007.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,055,748 or 0.3% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$821,154
Total	$821,154

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$7,422,361,016	$--	$7,422,361,016	$--
Asset-Backed Securities	18,055,748	--	18,055,748	--
Collateralized Mortgage Obligations	711,100,838	--	711,100,838	--
Commercial Mortgage Securities	118,845,875	--	118,845,875	--
Money Market Funds	77,511,754	77,511,754	--	--
Total Investments in Securities:	$8,347,875,231	$77,511,754	$8,270,363,477	$--
Derivative Instruments:
Assets
Futures Contracts	$24,662	$24,662	$--	$--
Total Assets	$24,662	$24,662	$--	$--
Liabilities
Futures Contracts	$(449,545)	$(449,545)	$--	$--
Total Liabilities	$(449,545)	$(449,545)	$--	$--
Total Derivative Instruments:	$(424,883)	$(424,883)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(792,254,295)	$--	$(792,254,295)	$--
Total Other Financial Instruments:	$(792,254,295)	$--	$(792,254,295)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2018. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$24,662	$(449,545)
Total Interest Rate Risk	24,662	(449,545)
Total Value of Derivatives	$24,662	$(449,545)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2018 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $8,449,596,315)	$8,270,363,477
Fidelity Central Funds (cost $77,511,754)	77,511,754
Total Investment in Securities (cost $8,527,108,069)		$8,347,875,231
Receivable for investments sold		250,108,507
Receivable for TBA sale commitments		792,127,497
Interest receivable		20,353,931
Distributions receivable from Fidelity Central Funds		263,746
Other receivables		103,408
Total assets		9,410,832,320
Liabilities
TBA sale commitments, at value	$792,254,295
Payable for investments purchased on a delayed delivery basis	1,445,531,254
Payable for daily variation margin on futures contracts	442,844
Other payables and accrued expenses	156,594
Total liabilities		2,238,384,987
Net Assets		$7,172,447,333
Net Assets consist of:
Paid in capital		$7,385,951,884
Distributions in excess of net investment income		(24,910,971)
Accumulated undistributed net realized gain (loss) on investments		(8,809,060)
Net unrealized appreciation (depreciation) on investments		(179,784,520)
Net Assets, for 68,035,831 shares outstanding		$7,172,447,333
Net Asset Value, offering price and redemption price per share ($7,172,447,333 ÷ 68,035,831 shares)		$105.42

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2018 (Unaudited)
Investment Income
Interest		$87,617,051
Income from Fidelity Central Funds		821,154
Total income		88,438,205
Expenses
Custodian fees and expenses	$104,411
Independent directors' fees and expenses	12,917
Total expenses before reductions	117,328
Expense reductions	(2,634)	114,694
Net investment income (loss)		88,323,511
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,323,183)
Futures contracts	8,208,222
Swaps	1,678,365
Total net realized gain (loss)		(10,436,596)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(201,438,539)
Futures contracts	213,036
Swaps	455,853
Delayed delivery commitments	798,791
Total change in net unrealized appreciation (depreciation)		(199,970,859)
Net gain (loss)		(210,407,455)
Net increase (decrease) in net assets resulting from operations		$(122,083,944)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2018 (Unaudited)	Year ended August 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$88,323,511	$158,692,442
Net realized gain (loss)	(10,436,596)	(6,799,461)
Change in net unrealized appreciation (depreciation)	(199,970,859)	(84,492,735)
Net increase (decrease) in net assets resulting from operations	(122,083,944)	67,400,246
Distributions to shareholders from net investment income	(95,830,006)	(177,762,578)
Distributions to shareholders from net realized gain	–	(11,608,780)
Total distributions	(95,830,006)	(189,371,358)
Affiliated share transactions
Proceeds from sales of shares	754,421,489	417,730,000
Reinvestment of distributions	95,830,003	137,788,248
Cost of shares redeemed	(165,151,652)	(1,042,238,635)
Net increase (decrease) in net assets resulting from share transactions	685,099,840	(486,720,387)
Total increase (decrease) in net assets	467,185,890	(608,691,499)
Net Assets
Beginning of period	6,705,261,443	7,313,952,942
End of period	$7,172,447,333	$6,705,261,443
Other Information
Distributions in excess of net investment income end of period	$(24,910,971)	$(17,404,476)
Shares
Sold	7,043,653	3,869,893
Issued in reinvestment of distributions	894,255	1,270,561
Redeemed	(1,550,263)	(9,532,111)
Net increase (decrease)	6,387,645	(4,391,657)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mortgage Backed Securities Central Fund

	Six months ended (Unaudited) February 28,	Years endedAugust 31,
	2018	2017	2016	2015	2014	2013
Selected Per–Share Data
Net asset value, beginning of period	$108.77	$110.75	$109.15	$108.49	$105.15	$109.85
Income from Investment Operations
Net investment income (loss)A	1.372	2.586	2.663	2.638	2.974	2.166
Net realized and unrealized gain (loss)	(3.235)	(1.473)	1.634	.553	3.253	(4.725)
Total from investment operations	(1.863)	1.113	4.297	3.191	6.227	(2.559)
Distributions from net investment income	(1.487)	(2.905)	(2.697)	(2.531)	(2.887)	(2.141)
Distributions from net realized gain	–	(.188)	–	–	–	–
Total distributions	(1.487)	(3.093)	(2.697)	(2.531)	(2.887)	(2.141)
Net asset value, end of period	$105.42	$108.77	$110.75	$109.15	$108.49	$105.15
Total ReturnB,C	(1.73)%	1.05%	3.98%	2.96%	5.99%	(2.37)%
Ratios to Average Net AssetsD,E
Expenses before reductionsF	- %G	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyF	- %G	-%	-%	-%	-%	-%
Expenses net of all reductionsF	- %G	-%	-%	-%	-%	-%
Net investment income (loss)	2.58%G	2.38%	2.43%	2.40%	2.78%	2.00%
Supplemental Data
Net assets, end of period (000 omitted)	$7,172,447	$6,705,261	$7,313,953	$5,109,126	$10,704,408	$13,764,063
Portfolio turnover rateH	250%G,I	292%	336%	448%I	375%	435%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Amount represents less than .005%.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2018

1. Organization.

Fidelity Mortgage Backed Securities Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios II LLC (the LLC) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Directors (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2018 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and includes proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Director Compensation. Under a Deferred Compensation Plan (the Plan), independent Directors may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Directors are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, deferred trustees compensation, losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$14,825,805
Gross unrealized depreciation	(194,634,097)
Net unrealized appreciation (depreciation)	$(179,808,292)
Tax cost	$8,527,258,640

The Fund elected to defer to its next fiscal year approximately $15,870,867 of capital losses recognized during the period November 1, 2016 to August 31, 2017.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standards Update (ASU), ASU 2017-08, which amends the amortization period for certain callable debt securities that are held at a premium. The amendment requires the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount. The ASU is effective for annual periods beginning after December 15, 2018. Management is currently evaluating the potential impact of these changes to the financial statements.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$8,208,222	$213,036
Swaps	1,678,365	455,853
Totals	$9,886,587	$668,889

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions aggregated $4,581,814 and $4,544,898, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Investments Money Management, Inc. (the investment adviser), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with the investment adviser, FMR pays the investment adviser a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Exchange In-Kind. During the period, Fidelity Puritan Fund, Fidelity Investment Grade Bond Fund, Fidelity Advisor Balanced Fund, and Fidelity Balanced Fund (the Investing Funds) completed exchange in-kind transactions with the Fund. The Investing Funds delivered investments, including accrued interest, in exchange for shares of the Fund, as presented in the accompanying table. The value of investments delivered from the Investing Funds is included in proceeds from sales of shares in the accompanying Statements of Changes in Net Assets. Each Fund generally did not recognize gain or loss for federal income tax purposes.

Details of the transactions are presented in the accompanying table:

Fund	Value of investments, including accrued interest, delivered from Investing Fund	Unrealized appreciation (depreciation)	Exchanged number of shares
Fidelity Advisor Balanced Fund	$8,230,117	$(61,692)	76,282
Fidelity Balanced Fund	106,799,146	(84,665)	989,889
Fidelity Investment Grade Bond Fund	21,225,835	48,797	196,736
Fidelity Puritan Fund	74,989,392	(18,593)	695,054
Total	$211,244,490	$(116,153)	$1,957,961

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $6,445.

7. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $2,171.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $463.

8. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2017 to February 28, 2018).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period-B September 1, 2017 to February 28, 2018
Actual	.0034%	$1,000.00	$982.70	$.02
Hypothetical-C		$1,000.00	$1,024.78	$.02

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mortgage Backed Securities Central Fund

Each year, the Board of Directors, including the Independent Directors (together, the Board), votes on the renewal of the management contract with Fidelity Investments Money Management, Inc. (FIMM) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FIMM and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Directors' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Directors with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Directors are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant and reached a determination, with the assistance of fund counsel and Independent Directors' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and the fact that no fee is payable under the management contract was fair and reasonable.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Directors also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board reviewed the fund's absolute investment performance, as well as the fund's relative investment performance. In this regard, the Board noted that the fund is designed to offer a liquid investment option for other Fidelity funds and accounts and ultimately to enhance the performance of those funds and accounts.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered that while the fund does not pay a management fee, Fidelity Management & Research Company (FMR) pays FIMM a management fee for providing services to the fund and that FMR receives fees for providing services to funds that invest in the fund. The Board also noted that FMR bears all expenses of the fund, except expenses related to the fund's investment activities (primarily custody expenses). Based on its review, the Board concluded that the management fee received for providing services to the fund and the fund's total expense ratio were reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the level of Fidelity's profits in respect of all the Fidelity funds, as well as the profitability of the funds that invest in this fund.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board concluded that the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund were not relevant to the renewal of the Advisory Contracts because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities.

Economies of Scale.  The Board concluded that because the fund pays no advisory fees and FMR bears all expenses of the fund, except expenses related to the fund's investment activities, economies of scale cannot be realized by the fund.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) the terms of Fidelity's contractual and voluntary expense cap and waiver arrangements with the funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the approach to considering "fall-out" benefits; (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability; (xii) the funds' share class structures and distribution channels, including the impact of the Department of Labor's new fiduciary rule on the funds' distribution arrangements; and (xiii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MBSCEN-SANN-0418
1.833865.111

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios II LLC’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	April 24, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 24, 2018